INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 11 - INTANGIBLE ASSETS

Intangible assets are as follows:

	December 31,	December 31,
	2023	2022
Acquired technology – Polytherapeutics	$—	$40,433
Technology license – Skinvisible	1,000,000	1,000,000
Total cost	1,000,000	1,040,433
Accumulated amortization	(416,666)	(335,872)
Net book value	$583,334	$704,561

The Company recorded amortization expense of approximately $104,000 and $104,000 in the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023 the Company determined that the Polytherapeutics asset was no longer of use and reduced the carrying value to zero, which resulted in an impairment expense of approximately $18,000 recorded in research and development expenses in the year ended December 31, 2023. The annual amortization expense expected to be recorded for existing intangible assets for the years 2024 through 2027, and thereafter, is approximately $100,000, $100,000, $100,000, 100,000 and $183,000, respectively.